Fair Value measurements - Gain / (Loss) Recognized (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative
Loss/ (gain) on derivative instruments	$ (41)	$ 390	$ 2,083
Freight Derivatives
Derivative
Loss/ (gain) on derivative instruments	(41)	390	2,078
Bunker Derivatives
Derivative
Loss/ (gain) on derivative instruments	$ 0	$ 0	$ 5